Basis Of Presentation and Summary of Significant Accounting Policies Property and Equipment (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011
Property, Plant and Equipment [Line Items]
Depreciation	$ 239.1	$ 236.6	$ 234.5
Buildings and improvements | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	10 years
Buildings and improvements | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	40 years
Service equipment and fixtures | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	3 years
Service equipment and fixtures | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	10 years